SHARE CAPITAL	12 Months Ended
Mar. 31, 2026
SHARE CAPITAL
SHARE CAPITAL

NOTE 7. SHARE CAPITAL

The Company is authorized to issue 100,000,000 shares of common stock, $0.0001 par value per share. As of March 31, 2026, 8,800,000 shares were issued and outstanding (2025: 7,000,000).

On November 19, 2025, the Company issued 100,000 common stocks as seed shares for total proceeds of $100 ($0.001 per share).

On January 15, 2026, the Company issued 7,000,000 common stock to acquire 100% interest of Dance Emotion Limited as its wholly owned subsidiary (See Note 5).

On January 31, 2026, the Company closed a private placement and issued 1,700,000 common stocks for gross proceeds of $85,000 ($0.05 per share).

As of March 31, 2026, the Company had 8,800,000 shares of common stock issued and outstanding.